Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of
Trustees
Hamilton Lane Private Secondary Fund:
In planning and performing our audit of
the consolidated financial statements of
Hamilton Lane Private Secondary Fund
(the Fund) as of and for the period from
September 4, 2024 (commencement of
operations) through March 31, 2025, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States), we considered
the Fund's internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the consolidated financial statements
and to comply with the requirements of
Form N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we express no such
opinion.
Management of the Fund is responsible
for establishing and maintaining
effective internal control over financial
reporting. In fulfilling this responsibility,
estimates and judgments by
management are required to assess the
expected benefits and related costs of
controls. A company's internal control
over financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation of
financial statements for external
purposes in accordance with generally
accepted accounting principles. A
company's internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the company; (2)
provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with generally
accepted accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use, or disposition of the
company's assets that could have a
material effect on the financial
statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or
that the degree of compliance with the
policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility that
a material misstatement of the
company's annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for
the limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal
control that might be material
weaknesses under standards
established by the Public Company
Accounting Oversight Board (United
States). However, we noted no
deficiencies in the Fund's internal
control over financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be a material weakness as
defined above as of March 31, 2025.
This report is intended solely for the
information and use of the management
and the Board of Trustees of Hamilton
Lane Private Secondary Fund and the
Securities and Exchange Commission
and is not intended to be and should not
be used by anyone other than these
specified parties.
/s/ KPMG LLP
Philadelphia, Pennsylvania
May 30, 2025